Right of Use Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of right of use assets
Total
Balance Jan 1, 2019	-
Addition in the year	319,747
Translation adjustment	(601)
Amortization in the year	(114,207)
Balance December 31, 2019	204,939
Addition in the year	306,086
Foreign exchange	10,677
Amortization in the year	(144,667)
Balance December 31, 2020	377,035